Other Accounts Receivable (Details) ₪ in Millions, $ in Millions		Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)
Other Accounts Receivable [Abstract]
Government institutions		₪ 34		₪ 49
Prepaid expenses		57		90
Receivables from sale of real estate				2
Dividend from equity-accounted investee		48
Interest receivable from joint ventures		10		11
Advances to suppliers		1
Co-owners in investees		3		3
Others	[1]	104		188
Total other accounts receivable		₪ 257	$ 74	₪ 343

[1]	Includes restricted cash in ATR in total amount of NIS 46 million (as of December 31, 2016 NIS 109 million) as security for the compensation arrangement, refer to Note 25d2.